Financial Instrument Risk (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Foreign currency denominated financial assets and liabilities
Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are translated into GBP at the closing rate:

30 June 2023	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	185,276	35,376	47,373	3,648	49,384	321,057
Financial liabilities	(33,063)	(7,552)	(5,613)	(58,804)	(42,220)	(147,252)
Total	152,213	27,824	41,760	(55,156)	7,164	173,805

30 June 2022	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	181,785	33,623	58,546	4,264	30,364	308,582
Financial liabilities	(36,652)	(6,202)	(12,408)	(56,089)	(36,802)	(148,153)
Total	145,133	27,421	46,138	(51,825)	(6,438)	160,429
Prior year comparative figures have been adjusted to include only balances that meet the definition of financial assets and liabilities, respectively, as per Note 21.
Schedule of effect of changes in foreign exchange rates
During the year ended 30 June 2023, the Sterling/RON volatility ranged from the RON strengthening against Sterling by 4% to weakening by 4%.

	GBP/RON	Profit impact £’000	Equity impact £’000
30 June 2023	4%	(1,201)	(843)
30 June 2023	(4)%	1,147	804
During the year ended 30 June 2022, the Sterling/RON volatility ranged from the RON strengthening against Sterling by 3% to weakening by 2%.

	GBP/RON	Profit impact £’000	Equity impact £’000
30 June 2022	3%	(693)	(672)
30 June 2022	(2)%	536	519

Schedule of maximum exposure to credit risk	The Group’s maximum exposure to credit risk is limited to the carrying amount of financial assets recognised at 30 June, as summarised below:

	2023 £’00	2022 £’00
Trade receivables	£143,336	£131,650
Accrued income	12,775	13,458
Other financial assets	243	668
Cash and cash equivalents	164,703	162,806
Total	£321,057	£308,582
Prior year comparative figures have been adjusted to include only balances that meet the definition of financial assets.

Disclosure of maturity analysis for non-derivative financial liabilities
As at 30 June 2023, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

30 June 2023	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Lease liabilities	£7,371	£7,202	£45,025	£9,416
Trade payables	5,480	—	—	—
Accruals	55,195	—	—	—
Deferred consideration	1,267	—	4,837	—
Contingent consideration	2,661	4,989	3,809	—
Total	£71,974	£12,191	£53,671	£9,416
The undiscounted lease liabilities values are included in Note 23 and the discount impact for deferred and contingent consideration is not material.
There were no forward foreign currency options in place at 30 June 2023.
As at 30 June 2022, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

30 June 2022	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Lease liabilities	£6,200	£5,698	£33,233	£10,766
Trade payables	8,214	—	—	—
Accruals	63,862	—	—	—
Deferred consideration	7,216	3,388	1,062	—
Contingent consideration	2,958	1,225	4,331	—
Total	£88,450	£10,311	£38,626	£10,766
Prior year comparative figures have been adjusted to include only balances that meet the definition of financial liabilities.
The undiscounted lease liabilities values are included in Note 23 and the discount impact for deferred and contingent consideration is not material.